PROPERTY, PLANT AND EQUIPMENT, Right-of-use Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	$ 8,105,499	$ 18,185,453
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(10,079,954)	(10,079,954)	$ (10,079,954)
Other Plants [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	1,600,835	4,002,086
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(2,401,253)	(2,401,253)	(2,401,253)
Compressor Plants [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	3,974,443	9,936,108
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(5,961,665)	(5,961,665)	(5,961,665)
Other Technical Installations [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	451,926	1,129,816
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(677,889)	(677,889)	(677,889)
Buildings [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	2,078,295	3,117,443
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	$ (1,039,147)	$ (1,039,147)	$ (1,039,147)